UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    116 1st St SW Suite C, MINOT, ND 58701
             (Address of principal executive offices)   (Zip code)

         Shannon D. Radke, 116 1st St SW Suite C, MINOT, ND 58701
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrants telephone number, including area code: (701) 852-1264
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 12/31/06
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Annual Report for the year ended December 31, 2006.

The Federal Reserve raised rates again as the first half of 2006 came to a close, but Wall Street cheered as some saw hints of a less aggressive central bank. Fed policy makers boosted their target for the federal funds rate to 5.25% June 29, in an effort to curb inflation. The quarter percentage point hike was the Feds 17th straight rate increase since June 2004. The funds rate, which was at a 46 year low of 1% at the start of the campaign, ended the second quarter at the highest level in more than five years. Many investors were worried that in an effort to ward off inflation, the Fed would raise rates too much and choke off economic growth and corporate profits.
Put simply, here is how Fed rate hikes directly affect consumer spending. Most consumer credit rates and adjustable mortgage rates are tied to the Prime rate. This rate moves in lock step with the Fed funds rate. As prime increases, more money is taken from the consumer in the form of higher interest rates and therefore is not available for the purchase of goods and services. Since consumer spending makes up roughly two-thirds of our economy, when spending slows, the economy slows causing the Fed to pause and eventually begin cutting rates again to stimulate the economy lest it should fall into recession. The Feds statement accompanying the rate hike, however, contained some softer language which suggested that an end to the central banks two year old rate hiking campaign was in sight. It triggered a surge in stocks. Although the economy rebounded from its Hurricane Katrina related pause with GDP expanding at an upwardly revised 5.6% in Q1 2006, the fastest pace in three years, we left the second quarter with evidence of a slower pace to economic activity and a growing consensus that the Fed was about done. In the third quarter, the Fed did end its run of ratcheting up the Federal Funds rate as economic growth continued to moderate from its quite strong pace earlier in the year. The slowdown could be attributed to the cooling housing market and the impact of previous Fed rate hikes. The largest slowdown was in housing, which should not come as a surprise given the Feds two year campaign of interest rate hikes and endless press coverage. Economic growth appeared to stabilize in the fourth quarter as the Federal Reserve continued to operate in neutral with no change in Fed Funds. The economy achieved a balance where weakness in some sectors (notably housing) has been offset by strength in others.

Equity markets around the world posted strong gains in the quarter ended March 31, 2006. The economy picked up pace from the weak performance in the Katrina depressed fourth quarter of 2005. The strength of equity prices was surprising, however, in the face of continued Fed tightening. For the quarter, the S&P 500 rose 4.2% while small-cap stocks outperformed their large-cap brethren. The second quarter began with fresh evidence in the GDP report that the economy was expanding briskly and a solemn view that the Fed was not done tightening. In contrast, the second quarter ended with evidence of a slower pace to economic activity and a growing consensus that the Fed was about done. The major indexes closed out the quarter on a mixed note. The Dow Industrials gained 0.4%, the Nasdaq lost 7.20% and the S&P 500 lost 1.4%. The NASDAQ and the S&P both broke strings of four straight quarterly gains, while the Dow extended its winning streak to four quarters. The equity markets performed exceedingly well in the third quarter as fears of an overheating economy, and an accordingly active vigilant Federal Reserve, abated. As investors perceived the Fed to be on-hold, they reacted vigorously by buying securities. Stocks scored their biggest third quarter advance in nine years as large-cap stocks led the way with the S&P 500 jumping 5.7%. The performance of the equity markets in the fourth quarter was nothing short of extraordinary with the overall market rising nearly 7%. Clearly, equity investors approved of the apparently smooth transition to a slower, much more balanced U.S. economic environment, marked by good growth and minimal inflation. Stocks finished the full year with all three major market averages booking their best performance since 2003. The Dow Jones gained 17.2% for the year, the S&P 500 index rose 15.8% and the NASDAQ advanced 10.4%.

The fixed income markets declined in the first quarter as the U.S. economy bounced back from Hurricane Katrina with strong growth and the Fed continued tightening. Bonds took a further turn for the worse in the second quarter as the bond vigilantes sold bonds and pushed rates higher as their fear of accelerating inflation was exacerbated by the strong Q1 GDP report. In a stark reversal of the persistent down trend seen in prior quarters, prices for fixed income securities rallied significantly in the third quarter. The strength was driven by increasingly visible signs of a decelerating U.S. economy. After a number of quarters in which interest rates fluctuated significantly, rates settled down considerably in the fourth quarter. The U.S. central banks careful handling of the domestic economy against a backdrop of inflation and housing industry concerns led to respectable bond performance in 2006.

In this type of market environment, it continues to be highly important to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds. Our interests are closely aligned with those of our shareholders because our money is invested alongside their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,


/s/Shannon D. Radke

Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA


By:  Shannon D. Radke
     President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 4.15% (at net asset value with distributions reinvested) for the year ended
December 31, 2006.

The fixed income markets declined in the first quarter as the U.S. economy rebounded from its Hurricane Katrina related pause with strong growth and the Fed continued tightening. As a result, the Funds share price declined slightly in the first quarter. Bonds took a further turn for the worse in the second quarter as the bond vigilantes sold bonds and pushed rates higher as their fear of accelerating inflation was exacerbated by the strong Q1 GDP report. This sent the Funds share price down moderately for the second quarter. In a stark reversal of the persistent down trend seen in prior quarters, prices for fixed income securities rallied significantly in the third quarter as did the Funds share price. The strength was driven by increasingly visible signs of a decelerating U.S. economy. In addition, the Federal Reserve ended its run of ratcheting up the Federal Funds rate at every FOMC meeting. After a number of quarters in which interest rates fluctuated significantly, rates settled down considerably in the fourth quarter as U.S. economic growth seems to have stabilized. The Funds share price was stable in the final quarter as well and ended 2006 up slightly.


Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA+. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from Federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.


VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2006 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155
July 31, 2003                       $11,490                    $12,030                 $12,695
August 31, 2003                     $11,575                    $12,119                 $12,790
September 30, 2003                  $11,908                    $12,468                 $13,166
October 31, 2003                    $11,832                    $12,388                 $13,100
November 30, 2003                   $11,950                    $12,511                 $13,237
December 31, 2003                   $12,063                    $12,630                 $13,347
January 31, 2004                    $12,136                    $12,706                 $13,423
February 29, 2004                   $12,313                    $12,892                 $13,625
March 31, 2004                      $12,274                    $12,850                 $13,578
April 30, 2004                      $12,001                    $12,565                 $13,256
May 31, 2004                        $11,941                    $12,503                 $13,208
June 30, 2004                       $12,006                    $12,570                 $13,256
July 31, 2004                       $12,165                    $12,737                 $13,429
August 31, 2004                     $12,374                    $12,956                 $13,698
September 30, 2004                  $12,436                    $13,020                 $13,771
October 31, 2004                    $12,484                    $13,071                 $13,889
November 30, 2004                   $12,414                    $12,997                 $13,775
December 31, 2004                   $12,551                    $13,141                 $13,943
January 31, 2005                    $12,601                    $13,194                 $14,074
February 28, 2005                   $12,587                    $13,179                 $14,027
March 31, 2005                      $12,443                    $13,028                 $13,939
April 30, 2005                      $12,604                    $13,196                 $14,160
May 31, 2005                        $12,693                    $13,290                 $14,260
June 30, 2005                       $12,757                    $13,356                 $14,349
July 29, 2005                       $12,682                    $13,278                 $14,284
August 31, 2005                     $12,749                    $13,348                 $14,428
September 30, 2005                  $12,750                    $13,349                 $14,332
October 31, 2005                    $12,678                    $13,274                 $14,244
November 30, 2005                   $12,718                    $13,315                 $14,313
December 30, 2005                   $12,797                    $13,398                 $14,436
January 31, 2006                    $12,865                    $13,469                 $14,475
February 28, 2006                   $12,889                    $13,495                 $14,572
March 31, 2006                      $12,845                    $13,449                 $14,471
April 30, 2006                      $12,819                    $13,422                 $14,467
May 31, 2006                        $12,916                    $13,524                 $14,532
June 30, 2006                       $12,802                    $13,404                 $14,477
July 31, 2006                       $12,986                    $13,596                 $14,649
August 31, 2006                     $13,133                    $13,750                 $14,866
September 30, 2006                  $13,225                    $13,847                 $14,970
October 31, 2006                    $13,245                    $13,867                 $15,064
November 30, 2006                   $13,339                    $13,966                 $15,189
December 31, 2006                   $13,328                    $13,954                 $15,136

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/06. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through December 31, 2006   One-Year   Three-Year   Five Year     (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        4.15%       3.38%        4.87%         4.60%
Including Sales Charge        0.25%       1.81%        3.90%         3.95%

Returns reflect reinvestment of distributions and the effect of 4.50% front-end sales charge, as applicable. The current maximum sales charge is 3.75. Therefore, the total returns, for the three year, five year and lifetime would have been higher had the current maximum sales charge been in effect for those stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA


By:  Shannon D. Radke
       President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 4.77%
 (at net asset value with distributions reinvested) for the year ended December 31, 2006.

The fixed income markets declined in the first quarter as the U.S. economy rebounded from its Hurricane Katrina related pause with strong growth and the Fed continued tightening. As a result, the Funds share price declined slightly in the first quarter. Bonds took a further turn for the worse in the second quarter as the bond vigilantes sold bonds and pushed rates higher as their fear of accelerating inflation was exacerbated by the strong Q1 GDP report. This sent the Funds share price down moderately for the second quarter. In a stark reversal of the persistent down trend seen in prior quarters, prices for fixed income securities rallied significantly in the third quarter as did the Funds share price. The strength was driven by increasingly visible signs of a decelerating U.S. economy. In addition, the Federal Reserve ended its run of ratcheting up the Federal Funds rate at every FOMC meeting. After a number of quarters in which interest rates fluctuated significantly, rates settled down considerably in the fourth quarter as U.S. economic growth seems to have stabilized. The Funds share price was stable in the final quarter as well and ended 2006 up modestly.

Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA+. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from Federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2006 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155
July 31, 2003                       $11,652                    $12,196                 $12,695
August 31, 2003                     $11,761                    $12,314                 $12,790
September 30, 2003                  $12,046                    $12,612                 $13,166
October 31, 2003                    $11,982                    $12,545                 $13,100
November 30, 2003                   $12,087                    $12,656                 $13,237
December 31, 2003                   $12,188                    $12,761                 $13,347
January 31, 2004                    $12,284                    $12,862                 $13,423
February 29, 2004                   $12,450                    $13,035                 $13,625
March 31, 2004                      $12,386                    $12,968                 $13,578
April 30, 2004                      $12,100                    $12,668                 $13,256
May 31, 2004                        $12,026                    $12,591                 $13,208
June 30, 2004                       $12,077                    $12,645                 $13,256
July 31, 2004                       $12,214                    $12,788                 $13,429
August 31, 2004                     $12,435                    $13,019                 $13,698
September 30, 2004                  $12,495                    $13,082                 $13,771
October 31, 2004                    $12,568                    $13,158                 $13,889
November 30, 2004                   $12,497                    $13,084                 $13,775
December 31, 2004                   $12,646                    $13,240                 $13,943
January 31, 2005                    $12,721                    $13,319                 $14,074
February 28, 2005                   $12,719                    $13,316                 $14,027
March 31, 2005                      $12,576                    $13,167                 $13,939
April 30, 2005                      $12,761                    $13,360                 $14,160
May 31, 2005                        $12,864                    $13,469                 $14,260
June 30, 2005                       $12,915                    $13,522                 $14,349
July 29, 2005                       $12,816                    $13,418                 $14,284
August 31, 2005                     $12,895                    $13,501                 $14,428
September 30, 2005                  $12,884                    $13,489                 $14,332
October 31, 2005                    $12,824                    $13,427                 $14,244
November 30, 2005                   $12,851                    $13,455                 $14,313
December 30, 2005                   $12,929                    $13,537                 $14,436
January 31, 2006                    $13,009                    $13,621                 $14,475
February 28, 2006                   $13,021                    $13,633                 $14,572
March 31, 2006                      $12,990                    $13,600                 $14,471
April 30, 2006                      $12,938                    $13,546                 $14,467
May 31, 2006                        $13,036                    $13,649                 $14,532
June 30, 2006                       $12,935                    $13,543                 $14,477
July 31, 2006                       $13,149                    $13,767                 $14,649
August 31, 2006                     $13,323                    $13,949                 $14,866
September 30, 2006                  $13,429                    $14,060                 $14,970
October 31, 2006                    $13,448                    $14,080                 $15,064
November 30, 2006                   $13,556                    $14,193                 $15,189
December 31, 2006                   $13,546                    $14,182                 $15,136


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/06. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                      Lifetime
Through December 31, 2006    One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        4.77%       3.49%        5.06%         4.83%
Including Sales Charge        0.81%       1.92%        4.09%         4.18%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. The current maximum sales charge is 3.75%. Therefore, the total returns, for the three year, five year, and lifetime would have been higher had the current maximum sales charge been in effect for the stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By: William E. Dodge, President and CEO, Fox Asset Management, LLC Shannon D. Radke, President

Viking Large-Cap Value Fund provided a return of 15.58% (at net asset value) for the year ended December 31, 2006.

Equity markets around the world posted strong gains in the quarter ended March 31, 2006. The dollar was relatively stable and the economy clearly picked-up pace from the weak performance in the Katrina depressed fourth quarter of 2005. The strength of equity prices was surprising in the face of continued Fed tightening. The total return of the broad market, as measured by the S&P 500 rose 4.2% in the quarter, the strongest since the first quarter of 2001, and the Russell 1000 Value benchmark was even stronger, rising 5.9%. The Fund rose 4.5% during the first quarter. Leading the list of top performers was International Rectifier Corp, a supplier of electronic parts. Two other technology names, Hewlett Packard and Honeywell, also rose sharply in the quarter. Underperformers included Intel, and utility stocks, led by Dominion Resources and American Electric Power.

The second quarter began with fresh evidence in the GDP report that the economy was expanding briskly and a solemn view that the Fed was not done tightening. In contrast, we left the second quarter with evidence of a slower pace to economic activity and a growing consensus that the Fed was just about done tightening. Although the Fund posted a positive return of 0.7%, the second quarter was generally unkind to financial assets with the S&P 500 off 1.44%.

The equity markets performed exceedingly well in the third quarter as fears of an overheating economy, and an accordingly active vigilant Federal Reserve abated. As investors perceived the Fed to be on-hold, they reacted vigorously by buying securities, sending the S&P 500 up 5.7%. The defensive nature of our strategy and our low beta generally cause the Fund to lag strong market advances. This was the situation in the third quarter. In addition, we were overweight in economically sensitive stocks such as energy, basic materials and processing, which didnt perform well as market sentiment began to reflect a sharp downturn in economic activity.

The performance of the equity markets in the fourth quarter was nothing short of extraordinary with the overall market and the Fund rising nearly 7%, about what most market strategists had expected for the entire year. For all of 2006, stocks finished strong with all major stock averages booking their best performance since 2003. The Dow Jones gained 17.2% for the year, while the S&P 500 rose 15.8% and the NASDAQ advanced 10.4%.

As bottom up, fundamentally-driven stock pickers, we do not try to predict broader stock market performance. That stated, we believe that a solid economic backdrop of low unemployment, rising wages, strong corporate balance sheets, robust profitability and reasonable equity valuations are all supportive of a rising stock market. As always, we remain steadfast in our commitment to finding higher quality companies, with strong balance sheets and cash flow, selling at discount valuations. Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2006 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,475                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375
July 31, 2003                       $ 8,606                    $ 9,079                 $ 9,514
August 31, 2003                     $ 8,828                    $ 9,314                 $ 9,663
September 30, 2003                  $ 8,645                    $ 9,120                 $ 9,568
October 31, 2003                    $ 9,138                    $ 9,640                 $10,154
November 30, 2003                   $ 9,351                    $ 9,865                 $10,291
December 31, 2003                   $ 9,786                    $10,324                 $10,926
January 31, 2004                    $ 9,806                    $10,345                 $11,118
February 29, 2004                   $10,049                    $10,601                 $11,356
March 31, 2004                      $ 9,883                    $10,427                 $11,257
April 30, 2004                      $ 9,845                    $10,386                 $10,982
May 31, 2004                        $ 9,932                    $10,478                 $11,094
June 30, 2004                       $10,175                    $10,735                 $11,356
July 31, 2004                       $ 9,786                    $10,324                 $11,196
August 31, 2004                     $ 9,757                    $10,294                 $11,355
September 30, 2004                  $ 9,874                    $10,417                 $11,531
October 31, 2004                    $ 9,971                    $10,519                 $11,723
November 30, 2004                   $10,428                    $11,002                 $12,316
December 31, 2004                   $10,631                    $11,215                 $12,728
January 31, 2005                    $10,523                    $11,102                 $12.502
February 28, 2005                   $11,061                    $11,669                 $12,921
March 31, 2005                      $11,041                    $11,648                 $12,739
April 30, 2005                      $10,738                    $11,329                 $12,510
May 31, 2005                        $11,031                    $11,638                 $12,812
June 30, 2005                       $11,168                    $11,782                 $12,952
July 29, 2005                       $11,490                    $12,122                 $13,327
August 31, 2005                     $11,393                    $12,019                 $13,269
September 30, 2005                  $11,490                    $12,122                 $13,455
October 31, 2005                    $10,963                    $11,566                 $13,114
November 30, 2005                   $11,373                    $11,999                 $13,543
December 30, 2005                   $11,456                    $12,086                 $13,626
January 31, 2006                    $11,771                    $12,418                 $14,155
February 28, 2006                   $11,810                    $12,460                 $14,241
March 31, 2006                      $11,968                    $12,626                 $14,434
April 30, 2006                      $12,283                    $12,958                 $14,801
May 31, 2006                        $12,046                    $12,709                 $14,427
June 30, 2006                       $12,046                    $12,709                 $14,519
July 31, 2006                       $12,086                    $12,750                 $14,872
August 31, 2006                     $12,204                    $12,875                 $15,121
September 30, 2006                  $12,411                    $13,093                 $15,423
October 31, 2006                    $12,775                    $13,477                 $15,927
November 30, 2006                   $13,070                    $13,789                 $16,291
December 31, 2006                   $13,241                    $13,969                 $16,657


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/06. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through December 31, 2006    One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge       15.58%      10.60%        5.14%         4.61%
Including Sales Charge        9.56%       8.62%        4.00%         3.86%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING SMALL-CAP VALUE FUND

By: George C. Pierides, Senior Managing Director, Fox Asset Management, LLC Shannon D. Radke, President

Viking Small-Cap Value Fund provided a total return of 14.02% (at net asset value) for the year ended December 31, 2006.

Equity markets around the world posted strong gains in the quarter ended March 31, 2006. Small-Cap stocks continued their impressive performance during the quarter, with the Russell 2000 Index surging nearly 14%. The small-cap indexs strong advance was led by lower quality stocks. Our long-standing focus on investing in higher quality, financially sound companies typically lags in lower quality advances. Nonetheless, the Fund advanced 9% for the quarter. Our underweight in the underperforming financial services sector contributed to relative performance. Stock selection in producer durables, which continued to benefit from strong industrial demand also contributed to performance. Detracting from performance during the quarter included our overweight in the underperforming auto and transportation sector, as well as stock selection in the energy-related and technology sectors.

Small-cap stocks ended lower along with most major domestic market indices in the second quarter of 2006, as the Russell 2000 index declined 5%, and the Russell 2000 Value Index declined 2.7%. While small-cap stocks could not escape the global market weakness during the period, they continued their six plus year streak of out performance relative to their larger-cap brethren. Our long standing strategy of investing in higher quality financially sound companies was rewarded during the quarter as the Fund declined only 1.4%.
Our underweighting in the technology sector and overweighting in the autos and transportation sector contributed to favorable relative performance. Stock selection in the consumer discretionary sector, as well as our long standing underweight (and adverse stock selection) in financials, detracted from performance during the quarter.

Small-Cap stocks along with most major domestic market indices, ended higher in the third quarter, with the Russell 2000 Index increasing 0.4%, and the Russell 2000 Value Index advancing 2.6%. The Fund inched up 0.1%. Helping performance in the third quarter was our overweight in the healthcare and consumer staples sectors. Investors sought out the relative safety and predictability of defensive sectors as the economy began to slow. A combination of overweight positions and adverse stock selection in energy and transportation sectors detracted from performance.

Small-Cap stocks, along with all the other major domestic equity market indices, posted a strong fourth quarter, with the Russell 2000 Index increasing 8.9%. The Fund returned just over 6% as our long standing focus on higher quality companies hurt relative performance during the period. Lower quality stocks, which we define as those with S&P Quality Rankings of B or lower, often outperform higher quality stocks in a rapidly-rising market similar to the fourth quarter. We have always favored high quality companies, those with dominant and growing business franchises, strong balance sheets, and predictable cash flows; unfortunately, companies with these characteristics lagged the broader small-cap market in 2006.

We will not change our process to adapt to current investment trends, and continue to believe that investing in undervalued and high quality companies will outperform the market with less risk over the long term. We also believe that the potential for decelerating earnings per share (EPS) growth in 2007 should help refocus investors toward higher quality companies.

VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through December 31, 2006 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund            Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,475                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132
July 31, 2003                       $10,218                    $10,780                 $11,687
August 31, 2003                     $10,692                    $11,280                 $12,131
September 30, 2003                  $10,502                    $11,080                 $11,991
October 31, 2003                    $11,175                    $11,790                 $12,969
November 30, 2003                   $11,555                    $12,190                 $13,467
December 31, 2003                   $11,782                    $12,430                 $13,954
January 31, 2004                    $11,839                    $12,490                 $14,437
February 29, 2004                   $12,028                    $12,690                 $14,716
March 31, 2004                      $12,047                    $12,710                 $14,920
April 30, 2004                      $11,848                    $12,500                 $14,148
May 31, 2004                        $11,924                    $12,580                 $14,319
June 30, 2004                       $12,645                    $13,340                 $15,046
July 31, 2004                       $12,237                    $12,910                 $14,354
August 31, 2004                     $12,265                    $12,940                 $14,495
September 30, 2004                  $12,664                    $13,360                 $15,069
October 31, 2004                    $12,758                    $13,460                 $15,303
November 30, 2004                   $13,602                    $14,350                 $16,661
December 31, 2004                   $13,886                    $14,649                 $17,058
January 31, 2005                    $13,394                    $14,131                 $16,398
February 28, 2005                   $13,857                    $14,619                 $16,724
March 31, 2005                      $13,674                    $14,426                 $16,380
April 30, 2005                      $13,066                    $13,785                 $15,535
May 31, 2005                        $13,799                    $14,558                 $16,482
June 30, 2005                       $14,011                    $14,782                 $17,211
July 29, 2005                       $14,484                    $15,280                 $18,190
August 31, 2005                     $14,503                    $15,300                 $17,773
September 30, 2005                  $14,551                    $15,351                 $17,743
October 31, 2005                    $14,214                    $14,995                 $17,298
November 30, 2005                   $14,628                    $15,433                 $17,999
December 30, 2005                   $14,666                    $15,261                 $17,861
January 31, 2006                    $15,516                    $16,370                 $19,338
February 28, 2006                   $15,203                    $16,039                 $19,337
March 31, 2006                      $15,769                    $16,636                 $20,274
April 30, 2006                      $15,931                    $16,807                 $20,328
May 31, 2006                        $15,213                    $16,050                 $19,486
June 30, 2006                       $15,547                    $16,402                 $19,725
July 31, 2006                       $15,193                    $16,029                 $19,452
August 31, 2006                     $15,456                    $16,306                 $20,033
September 30, 2006                  $15,557                    $16,412                 $20,229
October 31, 2006                    $15,870                    $16,743                 $21,258
November 30, 2006                   $16,365                    $17,265                 $21,865
December 31, 2006                   $16,494                    $17,401                 $22,055


The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an idea of how your fund performed compared to the index over the period 05/03/01-12/31/06. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                         Lifetime
Through December 31, 2006     One-Year   Three-Year   Five Year    (Est. 5/3/01)
--------------------------------------------------------------------------------
Excluding Sales Charge         14.02%      11.87%     11.14%           10.28%
Including Sales Charge          8.06%       9.87%      9.95%            9.24%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2006

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 99.8%
General Obligations 8.1%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $179,449
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               263,730
Ravalli Cnty MT Sch Dist No. 07 Victor (FSA)  4.00%  07/01/26                    150,000               147,246
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               106,830
Yellowstone & Carbon Cntys Elem Sch Dist (MBIA) 4.25% 07/01/24                   200,000               203,322
                                                                                                     ---------
                                                                                                       900,577
                                                                                                     ---------
Continuing Care Revenue Bonds  0.6%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                33,310
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                39,218
                                                                                                     ---------
                                                                                                        72,528
                                                                                                     ---------
Higher Education Revenue Bonds  14.3%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               436,792
MT St Brd Regents (MSU) Rev Facs Imp-E (AMBAC) 5.00% 11/15/21                     80,000                81,912
MT Brd Regents (MSU) Hghr Ed Rev (AMBAC) 4.30% 11/15/19                          200,000               202,362
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24                135,000               144,721
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                  75,000                77,363
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                    140,000               147,834
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 75,000                80,460
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               412,298
                                                                                                     ---------
                                                                                                     1,583,742
                                                                                                     ---------
Hospital Revenue Bonds  19.5%
MT Fac Fin Auth Providence Svcs (MBIA)  4.60%  12/01/18                           80,000                83,310
MT Fac Fin Auth Providence Svcs (MBIA)  5.00%  12/01/18                          270,000               287,658
MT Fac Fin Auth Providence Svcs (MBIA)  4.80%  12/01/20                          105,000               110,874
MT Fac Fin Auth Providence Svcs (MBIA)  4.60%  12/01/18                           70,000                72,494
MT Fac Fin Auth Providence Svcs (MBIA)  5.00%  12/01/18                          230,000               242,855
MT Fac Fin Auth Providence Svcs (MBIA)  4.80%  12/01/20                           95,000                99,063
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr 5.20% 12/01/21             145,000               150,090
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18             200,000               206,236
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24               515,000               530,368
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               373,215
                                                                                                     ---------
                                                                                                     2,156,163
                                                                                                     ---------
Housing Revenue Bonds  14.7%
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                             70,000                70,018
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                 80,000                79,592
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                 65,000                64,692
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 115,000               116,387
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                  95,000                95,767
MT St Brd Hsg Sngle Fam Mtg Ser B-2 5.55%  06/01/33                              160,000               161,595
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85% 12/01/26                                200,000               201,868
MT St Brd Hsg Sngle Fam Prog Ser B  4.55%  12/01/11                              345,000               350,768
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  06/01/12                               240,000               242,131
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  12/01/12                               240,000               241,865
                                                                                                     ---------
                                                                                                     1,624,683
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds 16.6%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               256,428
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               174,641
MT Fac Fin Auth Childrens Home  4.55%  01/01/17                                  250,000               256,560
MT Fac Fin Auth Rev Cmnty Counsl & Corectnl Svcs (CIFG) 4.50% 10/01/23           340,000               350,139
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj (CIFG) 4.375% 10/01/20               285,000               286,596
MT St Hlth Fac Auth Hlth Care Rev State Hosp (AMBAC)  5.00%  06/01/22            500,000               518,120
                                                                                                     ---------
                                                                                                     1,842,484
                                                                                                     ---------
Transportation Revenue Bonds  4.7%
MT St Dept Trans Rev Grant Antic Hwy 93 (MBIA)  4.00%  06/01/14                  250,000               252,635
Puerto Rico Hwy & Trans Auth Rev Ser G (FGIC)  5.25%  07/01/20                   250,000               268,660
                                                                                                     ---------
                                                                                                       521,295
                                                                                                     ---------
Utility Revenue Bonds  9.6%
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy (AMBAC) 5.00%  03/01/31           190,000               201,047
Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC)  4.65%  08/01/23               850,000               863,098
                                                                                                     ---------
                                                                                                     1,064,145
                                                                                                     ---------
Water Revenue Bonds 0.9%
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               100,544
                                                                                                     ---------
                                                                                                       100,544
                                                                                                     ---------
Other Revenue Bonds  10.8%
Missoula MT Spl Impt Dists No 540 4.60% 07/01/24                                 100,000               100,099
Missoula MT Spl Impt Dists No 540 4.60% 07/01/25                                 105,000               105,107
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26                    125,000               131,236
MT Fac Fin Auth Prerelease Ctr Rev (XLCA)  5.25%  10/01/20                       300,000               326,700
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               109,980
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               109,784
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               210,122
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               103,226
                                                                                                     ---------
                                                                                                     1,196,254
                                                                                                    ----------

Total Municipal Bonds (cost $10,885,140)                                                            11,062,415

SHORT-TERM INVESMENTS 0.0%
Total Short-Term Investments (cost: $0)                                                                      0
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  99.8% (COST $10,885,140)                                    11,062,415

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.2%                                                   21,625
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,102,311 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $11,084,040
                                                                                                   ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC  Insured by the AMBAC Indemnity Corporation
FGIC  Insured by the Financial Guaranty Insurance Company
FSA  Insured by Financial Security Assurance
MBIA  Insured by the Municipal Bond Insurance Association
XLCA  Insured by XL Capital Assurance
RADIAN Insured by Radian Group Inc.



VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2006

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  99.5%

General Obligations  23.1%
*Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                   75,000               $74,775
Bismarck ND Ref & Imp - Ser P  2.90%  05/01/12                                   100,000                94,751
Bismarck ND Ref & Impt Ser T  4.45% 05/01/21                                     100,000               101,119
*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                              60,000                61,096
Fargo ND Ref & Impt Ser D (MBIA) 5.00% 05/01/28                                  200,000               210,672
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                52,016
*Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                        50,000                51,000
*Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                              70,000                70,106
Mandan ND Ref Impt Ser C (AMBAC) 4.50% 05/01/18                                  200,000               204,724
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                50,488
Valley City ND (CIFG) 4.50% 06/01/24                                              80,000                82,391
West Fargo ND Ref & Impt Ser D (MBIA)  4.25%  05/01/20                           150,000               149,463
West Fargo ND Ref & Impt (MBIA) 4.10% 05/01/17                                   100,000               101,131
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                52,499
                                                                                                     ---------
                                                                                                     1,356,231
                                                                                                     ---------
Building Authority Revenue Bonds  7.8%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                52,326
GF Cnty ND Bldg Auth Rev 5.00%  12/01/20                                         200,000               207,608
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                51,531
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                52,224
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                95,030
                                                                                                     ---------
                                                                                                       458,719
                                                                                                     ---------
Continuing Care Revenue Bonds 3.9%
Burleigh Cnty Indl Dev Rev MO Slope Luth Care Ctr 5.05% 11/01/18                 125,000               126,662
Grand Forks ND Sr Hsg Rev Ref 4000 Valley Square Proj 5.00% 12/01/16             100,000               101,535
                                                                                                     ---------
                                                                                                       228,197
                                                                                                     ---------
Education Revenue Bonds  7.7%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                51,744
Minot Pub School District No 1 Bldg Auth 4.80% 05/01/23                          290,000               299,150
West Fargo Pub School District Bldg Auth Lease Rev 4.20% 05/01/17                100,000               100,161
                                                                                                     ---------
                                                                                                       451,055
                                                                                                     ---------
Higher Education Revenue Bonds  17.5%
ND St Brd Hgher Ed Student Svcs Facs Rev MSU 5.50%  08/01/23                     125,000               129,474
ND St Brd Hgher Ed Student Svcs Facs MSU 5.00% 08/01/18                          175,000               178,210
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  4.375%  04/01/26               105,000               105,152
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (FGIC) 4.00% 04/01/15                 150,000               151,535
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000               102,064
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (AMBAC)  4.25%  04/01/23              100,000                99,839
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FSA) 5.00% 04/01/21                   150,000               157,782
NDSU Rev Ser 2006A (AMBAC) 4.75% 04/01/29                                         75,000                77,491
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19                 25,000                25,788
                                                                                                     ---------
                                                                                                     1,027,335
                                                                                                     ---------
Hospital Revenue Bonds   6.2%
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC) 5.125% 06/01/27                       75,000                79,051
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA) 5.375% 06/01/27                     100,000               102,657
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                68,447
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                46,741
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                20,491
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,815
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                25,551
                                                                                                     ---------
                                                                                                       364,753
                                                                                                     ---------
Housing Revenue Bonds  10.3%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,552
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               152,898
ND St Hsg Fin Agy Rev Hsg Fin Home MTG Fin-C  4.45%  07/01/16                    200,000               199,544
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                          5,000                 5,005
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 4,999
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      45,000                44,998
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.80%  07/01/10                      55,000                55,851
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.70% 07/01/09                        50,000                50,754
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.55% 07/01/22                       65,000                65,023
                                                                                                     ---------
                                                                                                       604,624
                                                                                                     ---------
Transportation Revenue Bonds  2.7%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               159,473
                                                                                                     ---------
                                                                                                       159,473
                                                                                                     ---------
Water Revenue Bonds  6.1%
Minot ND Wtr & Swr Util Resv Rev Ser A (XLCA) 4.20% 10/01/21                      50,000                49,616
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA) 5.50%  08/01/10            50,000                53,049
ND St Water Comm Rev Water dev & Mgmt Prog (MBIA) 5.00% 08/01/25                 100,000               105,272
South Central Reg Water Dist Burleigh Cnty Rev 5.00% 10/01/23                    150,000               152,435
                                                                                                     ---------
                                                                                                       360,372
                                                                                                     ---------
Other Revenue Bonds  14.2%
*Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                   50,000                51,293
Mercer Cnty ND PCR Otter Tail Corp (AMBAC) 4.85% 09/01/22                         65,000                65,942
ND Pub Fin Auth Cap Fin Prog Ser A 5.00% 06/01/31                                100,000               105,055
ND Pub Fin Auth Indl Dev Prog Ser A 5.00% 06/01/20                               150,000               152,740
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,397
ND St Muni Bond Bank St Revolv Fund Prog Ser A  4.90%  10/01/18                   50,000                51,958
ND St Muni Bond Bank St Revolv Fund Prog Ser A 4.625% 10/01/19                   100,000               102,810
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                16,163
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               161,145
Williams Cnty ND Sales Tax Rev 5.00% 11/01/21                                    100,000               103,925
                                                                                                     ---------
                                                                                                       837,428
                                                                                                     ---------

Total Municipal Bonds (cost $5,748,928)                                                              5,848,187

SHORT-TERM INVESMENTS 0.1%
Federated Municipal Obligations Fund #852                                          7,000                 7,000
                                                                                                    ----------
Total Short-Term Investments (cost: $7,000)                                                              7,000
                                                                                                     ---------


TOTAL MARKET VALUE OF SECURITIES OWNED   99.6% (COST $5,755,928)                                     5,855,187

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.4%                                                   20,640
                                                                                                    ----------

NET ASSETS APPLICABLE TO 575,169 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $5,875,827
                                                                                                    ==========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC Insured by the AMBAC Indemnity Corporation
FGIC Insured by the Financial Guaranty Insurance Company
FSA Insured by Financial Security Assurance
MBIA Insured by the Municipal Bond Insurance Association
CIFG Insured by CIFG Company
XLCA Insured by XL Capital Assurance

VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2006

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 100.1%
Basic Materials 25.9%
ALCOA                                                            2,500                 $75,025
Anadarko Petroleum                                               2,200                  95,744
Apache                                                           1,600                 106,416
BP Amoco Plc ADR                                                 1,600                 107,360
Bunge Limited                                                    1,400                 101,514
Chevron Texaco                                                   1,900                 139,707
Conoco Phillips                                                  2,100                 151,095
Exxon Mobil                                                      2,700                 206,901
Freeport-McMoran Copper & Gold                                     400                  22,292
Questar                                                            500                  41,525
Rio Tinto Plc ADS                                                  300                  63,747
                                                                                      --------
                                                                                     1,111,326
                                                                                      --------
Conglomerates 2.3%
Honeywell                                                        2,200                  99,528
                                                                                      --------
                                                                                        99,528
                                                                                      --------
Consumer Goods 8.7%
Dean Foods*                                                      1,900                  80,332
Johnson Controls                                                 1,300                 111,696
Kimberly-Clark                                                   1,900                 129,105
Sealed Air                                                         800                  51,936
                                                                                      --------
                                                                                       373,069
                                                                                      --------
Financial Services  28.0%
American International Group                                     1,400                 100,324
Bank of America                                                  2,600                 138,814
BB&T                                                               800                  35,144
Citigroup                                                        2,800                 155,960
Hartford Financial Services Group                                1,100                 102,641
Legg Mason                                                         600                  57,030
Marsh & McLennan                                                 2,200                  67,452
Morgan Stanley                                                   1,100                  89,573
National City                                                    2,100                  76,776
Sun Trust Bank                                                   1,100                  92,895
U.S. Bancorp                                                     3,100                 112,189
Wachovia                                                         1,900                 108,205
Washington Mutual                                                1,400                  63,686
                                                                                     ---------
                                                                                     1,200,689
                                                                                     ---------
Healthcare 6.9%
Health Management Associates                                     2,300                  48,553
Merck                                                            2,900                 126,440
Pfizer, Inc                                                      4,700                 121,730
                                                                                      --------
                                                                                       296,723
                                                                                      --------
Industrial Goods 2.0%
Ingersoll-Rand                                                   2,200                  86,086
                                                                                      --------
                                                                                        86,086
                                                                                      --------
Services 11.8%
Amerisource Bergen                                               1,000                  44,960
AT&T                                                             2,500                  89,375
Canadian Pacific                                                   700                  36,932
CSX                                                              1,600                  55,088
CVS Corp.                                                        2,400                  74,184
Disney                                                           2,800                  95,956
Idearc Inc.*                                                     1,510                  43,262
Union Pacific                                                      700                  64,414
                                                                                      --------
                                                                                       504,171
                                                                                      --------
Technology 7.3%
Hewlett-Packard                                                  1,100                  45,309
Intel                                                            2,900                  58,725
Microsoft                                                        1,700                  50,762
Nokia                                                            3,700                  75,184
Verizon Communications                                           2,200                  81,928
                                                                                      --------
                                                                                       311,908
                                                                                      --------
Utilities 7.2%
American Electric Power                                          2,700                 114,966
Dominion resources                                               1,100                  92,224
Public Service Enterprise Group                                  1,500                  99,570
                                                                                      --------
                                                                                       306,760
                                                                                      --------
Total Common Stocks (Cost $3,336,919)                                                4,290,260

SHORT-TERM INVESTMENTS 2.5%
Federated Prime Value Obligations #853                         108,000                 108,000
                                                                                    ----------
Total Short-Term Investments (cost: $108,000)                                          108,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 102.6% (COST $3,444,919)                      4,398,260

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (2.6%)                                (112,721)
                                                                                    ----------
NET ASSETS APPLICABLE TO 327,328 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $4,285,539
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2006

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 99.2%
Basic Materials 7.8%
LoneStar Technologies*                                           1,400                 $32,412
Newfield Exploration*                                              900                  41,355
Oil States Intl Inc.*                                            1,000                  32 230
Pioneer Drilling*                                                5,200                  69,056
Cimarex Energy                                                   1,200                  43,800
                                                                                      --------
                                                                                       254,215
                                                                                      --------
Conglomerates 2.2%
Telefex                                                          1,100                  71,016
                                                                                      --------
                                                                                        71,016
                                                                                      --------
Consumer Goods 17.3%
AO Smith                                                         1,550                  58,218
AptarGroup                                                       1,300                  76,752
Borg Warner Automotive                                             600                  35,412
Carters Inc.*                                                      600                  15,300
Chiquita Brands Intl                                             4,600                  73,462
Church & Dwight                                                  2,050                  87,433
Clarcor                                                          1,600                  54,096
RC 2 Corp*                                                       1,600                  70,400
Tupperware                                                       3,900                  88,179
                                                                                      --------
                                                                                       559,252
                                                                                      --------
Financial  21.5%
Boston Private Financial Holdings                                1,100                  31,031
First Midwest Bancorp                                            1,300                  50,284
Hanmi Financial                                                  2,500                  56,325
Highland Hospitality                                             4,700                  66,975
Provident Bankshares                                             1,200                  42,720
Senior Housing Properties Trust                                  2,500                  61,200
Strategic Hotels & Resorts                                       3,100                  67,549
Sunstone Hotel Investors                                         1,600                  42,768
UCBH Holdings                                                    2,800                  49,168
Umpqua Holdings                                                  1,800                  52,974
Protective Life                                                  1,900                  90,250
IPC Holdings                                                     2,700                  84,915
                                                                                      --------
                                                                                       696,159
                                                                                      --------
Healthcare  9.4%
Chattem*                                                         1,000                  50,080
Conmed*                                                          2,500                  57,800
PolyMedica                                                       1,400                  56,574
Prestige Brands Holdings*                                        4,900                  63,798
West Pharmaceutical Services                                     1,500                  76,845
                                                                                      --------
                                                                                       305,097
                                                                                      --------
Industrial Groups 11.1%
Albany International                                             2,300                  75,693
Belden CDT                                                       2,700                 105,543
Granite Construction                                               600                  30,192
K&F Industries Holdings*                                         3,400                  77,214
RPM                                                              3,400                  71,026
                                                                                      --------
                                                                                       359,668
                                                                                      --------
Services 18.3%
Arkansas Best                                                    1,400                  50,400
Applebees                                                        1,900                  46,873
BJs Wholesale*                                                   2,300                  71,553
CBRL Group                                                         700                  31,332
Claires Stores                                                   1,500                  49,710
Bristow Group*                                                   1,400                  50,526
Owens & Minor                                                    2,600                  81,302
OMI Corp                                                         1,800                  38,106
Performance Food Group*                                          1,200                  33,168
Stage Stores                                                     3,000                  91,170
YRC Worldwide*                                                   1,300                  49,049
                                                                                      --------
                                                                                       593,189
                                                                                      --------
Technology 5.7%
Aeroflex Inc.*                                                   2,800                  32,816
ON Semiconductor*                                               10,800                  81,756
Technitrol                                                       2,950                  70,475
                                                                                      --------
                                                                                       185,047
                                                                                      --------
Utilities  5.9%
Piedmont Natural Gas                                             3,500                  93,625
Pike Electric Corp*                                              2,000                  32,660
Questar                                                            800                  66,440
                                                                                      --------
                                                                                       192,725
                                                                                      --------

Total Common Stocks (Cost $2,576,540)                                                3,216,368

SHORT-TERM INVESTMENTS 6.5%
Federated Prime Value Obligations Fund #853                    163,000                 163,000
Federated Treasury Cash Reserves #125                           48,000                  48,000
                                                                                    ----------
Total Short-Term Investments (Cost $211,000)                                           211,000

TOTAL MARKET VALUE OF SECURITIES OWNED  105.7% (COST $2,787,540)                     3,427,368

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (5.7)%                               (184,608)
                                                                                    ----------

NET ASSETS APPLICABLE TO 210,132 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,242,760
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities
December 31, 2006

                              Tax-Free Fund              Tax-Free Fund             Large-Cap              Small-Cap
                               for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost                            $10,885,140                  $5,755,928             $3,444,919            $2,787,540
                                ------------------------------------------------------------------------------------
Value                            11,062,415                   5,855,187              4,398,260             3,427,368
Cash                                  1,480                       2,295                  4,080                 4,486
Receivable for fund shares sold           0                           0                      0                     0
Prepaid assets                        2,501                         951                  1,021                   818
Security sales receivable                 0                     175,000                      0                     0
Interest & dividends receivable     111,325                      73,397                  8,708                 7,451
Other Receivables                       155                           0                     81                    79
                                ------------------------------------------------------------------------------------
Total assets                     11,177,876                   6,106,830              4,412,150             3,440,202
                                ------------------------------------------------------------------------------------

LIABILITIES:
Security purchases payable                0                     206,359                      0                     0
Payable for shares redeemed          50,261                           0                      0                 1,300
Distributions payable                34,705                      18,436                118,972               188,621
Other accounts payable and
   accrued expenses                   8,870                       6,208                  7,639                 7,521
                                ------------------------------------------------------------------------------------
Total liabilities                    93,836                     231,003                126,611               197,442
                                ------------------------------------------------------------------------------------
NET ASSETS                       11,084,040                   5,875,827              4,285,539             3,242,760
                                ------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT December 31, 2006
Capital shares, $0.001 par value,
  unlimited shares authorized    11,051,689                   5,859,494              3,332,198             2,602,932
Net unrealized appreciation
 (depreciation)                     177,274                      99,258                953,341               639,828
Accumulated net realized gain
  (loss) on investments            (144,923)                    (82,925)                     0                     0
Undistributed net investment
  income (loss)                           0                           0                      0                     0
                                ------------------------------------------------------------------------------------
NET ASSETS                      $11,084,040                  $5,875,827             $4,285,539            $3,242,760
                                ------------------------------------------------------------------------------------


NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value            $11,084,040                  $5,875,827             $4,285,539            $3,242,760
Shares outstanding                1,102,311                     575,169                327,328               210,132
Net asset value per share            $10.06                      $10.22                 $13.09                $15.43
Maximum offering price per share
  (net asset value per share divided
  by 96.25%, 96.25%, 94.75% and
  94.75%, respectively)              $10.45                      $10.62                 $13.82                $16.28
                                ------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations
For the year ended December 31, 2006

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $524,751                   $269,942                 $      0              $     0
Dividends                           6,881                      4,370                  100,832               53,510
                               -------------------------------------------------------------------------------------
Total investment income           531,632                    274,312                  100,832               53,510
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           58,936                     30,369                   27,845               30,925
Administrative fees                11,787                      6,090                    3,978                3,092
Distribution fees                  29,468                     15,179                   15,912               12,370
Transfer agent fees                 3,724                      2,055                    5,175                5,443
Accounting fees                     5,877                      3,045                    1,989                1,546
Professional fees                   9,468                      9,312                    9,254                9,052
Insurance                           3,068                      1,506                      888                  620
Trustee fees                        1,344                      1,343                    1,353                1,345
Registration fees                   1,001                        126                    1,151                  913
Custodian fees                      3,443                      3,443                    3,448                3,442
Other                                  60                         42                      221                  124
                               -------------------------------------------------------------------------------------
 Total expenses                   128,176                     72,510                   71,214               68,872
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (53,771)                   (34,667)                 (17,512)             (17,847)
                               ------------------------------------------------------------------------------------
Net expenses                       74,405                     37,843                   53,702               51,025
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      457,227                    236,469                   47,130                2,485
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                  (51,061)                   (38,426)                 209,203              186,137
Net change in unrealized
  appreciation (depreciation)
  of investments                   67,400                     74,203                  328,319              216,025
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS       16,339                     35,777                  537,522              402,162
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                $473,566                   $272,246                 $584,652             $404,647
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2006

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $457,227                   $236,469                $47,130                $2,485
Net realized gain (loss)
   on investments                  (51,061)                   (38,426)               209,203               186,137
Net change in unrealized
   appreciation (depreciation)
   of investments                   67,400                     74,203                328,319               216,025
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  473,566                    272,246                584,652               404,647
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (457,227)                  (236,469)               (47,130)               (2,485)
Net realized gains                       0                          0                (71,842)             (186,137)
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (457,227)                  (236,469)              (118,972)             (188,622)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        1,727,487                    431,577                470,724               598,354
Proceeds from reinvestment
  of distributions                 339,997                    146,177                 26,175               119,026
Cost of shares repurchased      (3,408,165)                (1,278,230)              (312,682)             (199,712)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                  (1,340,681)                  (700,476)               184,217               517,668
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS             $(1,324,342)                 $(664,699)              $649,897              $733,693
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $12,408,382                 $6,540,526             $3,635,642            $2,509,067
                               -------------------------------------------------------------------------------------
End of period                  $11,084,040                 $5,875,827             $4,285,539            $3,242,760
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2005

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $467,045                   $235,781                $26,376               $(4,465)
Net realized gain (loss)
   on investments                  (50,681)                   (16,197)               208,512               117,983
Net change in unrealized
   appreciation (depreciation)
   of investments                 (176,258)                   (75,800)               (12,615)              (23,903)
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  240,106                    143,784                222,273                89,615
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (467,045)                  (235,781)               (26,376)                    0
Net realized gains                       0                          0                      0              (119,340)
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (467,045)                  (235,781)               (26,376)             (119,340)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        2,390,572                    712,016                880,163               982,915
Proceeds from reinvestment
  of distributions                 307,649                    141,849                 13,522                29,579
Cost of shares repurchased      (2,268,804)                  (307,612)              (542,077)             (188,253)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                     429,417                    546,253                351,608               824,241
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS                $202,478                   $454,256               $547,505              $794,516
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $12,205,904                 $6,086,270             $3,088,137            $1,714,551
                               -------------------------------------------------------------------------------------
End of period                  $12,408,382                 $6,540,526             $3,635,642            $2,509,067
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   For the Period
                                           01/01/06-    01/01/05-    01/01/04-    01/01/03-    01/01/02-
                                           12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                           -------------------------------------------------------------
Net asset value, beginning of period         $10.04       $10.22       $10.20       $10.18        $9.74
                                           -------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          0.39         0.38         0.38         0.42         0.46
Net realized and unrealized gain
   (loss) on investments                       0.02        (0.18)        0.02         0.02         0.48
                                           -------------------------------------------------------------
Total from investment operations               0.41         0.20         0.40         0.44         0.94
                                           -------------------------------------------------------------
Less distributions from:
Net investment income                         (0.39)       (0.38)       (0.38)       (0.42)       (0.46)
Net realized gains                             0.00         0.00         0.00         0.00        (0.04)
                                           --------------------------------------------------------------
Total distributions                           (0.39)       (0.38)        (0.38)       (0.42)       (0.50)
                                           --------------------------------------------------------------
Net asset value, end of period               $10.06       $10.04        $10.22       $10.20       $10.18
                                           --------------------------------------------------------------
Total return1                                  4.15%        1.96%         4.05%        4.45%        9.90%
                                           --------------------------------------------------------------


Ratios/supplemental data:
Net assets, end of period (000s)            $11,084     $12,408       $12,206      $12,634       $8,513
Ratio of net expenses to average net assets    0.63%2      0.55%2        0.41%2       0.31%2       0.15%2
Ratio of net investment income to
   average net assets                          3.87%       3.71%         3.78%        4.13%        4.58%
Portfolio turnover rate                       24.39%      24.59%        26.55%       24.72%       40.09%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has Contractually agreed to waive its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above Viking Fund Management, LLC waived fees and reimbursed expenses totaling $53,771, $65,270, $80,645, $81,954 and $67,712.
If the fees
had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.08%, 1.06%, 1.06%, 1.09% and
1.30% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                            01/01/06-    01/01/05-     01/01/04-     01/01/03-    01/01/02-
                                            12/31/06     12/31/05      12/31/04      12/31/03     12/31/02
                                            ---------------------------------------------------------------
Net asset value, beginning of period        $10.14        $10.29        $10.29        $10.25        $9.76
                                            ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.39          0.38          0.38          0.42         0.47
Net realized and unrealized gain
   (loss) on investments                      0.08         (0.15)         0.00          0.04         0.49
                                            ---------------------------------------------------------------
Total from investment operations              0.47          0.23          0.38          0.46         0.96
                                            ---------------------------------------------------------------
Less distributions from:
Net investment income                        (0.39)        (0.38)        (0.38)        (0.42)       (0.47)
Net realized gains                            0.00          0.00          0.00          0.00         0.00
                                            ---------------------------------------------------------------
Total distributions                          (0.39)        (0.38)        (0.38)        (0.42)       (0.47)
                                            ---------------------------------------------------------------
Net asset value, end of period              $10.22        $10.14        $10.29        $10.29       $10.25
                                            ---------------------------------------------------------------
Total return1                                 4.77%         2.24%         3.76%         4.60%       10.07%

Ratios/supplemental data:
Net assets, end of period (000s)           $5,876         $6,541        $6,086        $4,781       $2,059
Ratio of net expenses to average net assets  0.62%2         0.52%2        0.44%2        0.36%2       0.22%2
Ratio of net investment income to
   average net assets                        3.86%          3.70%         3.68%         4.06%        4.73%
Portfolio turnover rate                     35.84%         17.61%        22.36%         7.49%       27.95%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually
agreed to waive	 its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $34,667, $41,214, $40,375, $32,710 and $30,993.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.18%, 1.16%, 1.18%, 1.32% and 1.90% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                            01/01/06-    01/01/05-     01/01/04-     01/01/03-    01/01/02-
                                            12/31/06     12/31/05      12/31/04      12/31/03     12/31/02
                                            ---------------------------------------------------------------
Net asset value, beginning of period        $11.64        $10.88        $10.06         $8.20       $10.74
                                            ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.14          0.08          0.05          0.06         0.06
Net realized and unrealized gain
   (loss) on investments                      1.67          0.76          0.82          1.86        (2.54)
                                            ---------------------------------------------------------------
Total from investment operations              1.81          0.84          0.87          1.92        (2.48)
                                            ---------------------------------------------------------------
Less distributions from:
Net investment income                        (0.14)        (0.08)        (0.05)        (0.06)       (0.06)
Net realized gains                           (0.22)         0.00          0.00          0.00         0.00
                                            ---------------------------------------------------------------
Total distributions                          (0.36)        (0.08)        (0.05)        (0.06)       (0.06)
                                            ---------------------------------------------------------------

Net asset value, end of period              $13.09        $11.64        $10.88        $10.06        $8.20
                                            ---------------------------------------------------------------
Total return1                                15.58%         7.76%         8.63%        23.42%      (23.08)%

Ratios/supplemental data:
Net assets, end of period (000s)            $4,286        $3,636        $3,088        $2,745       $1,962
Ratio of net expenses to average net assets   1.35%2        1.34%2        1.34%2        1.35%2       1.35%2
Ratio of net investment income to
   average net assets                         1.18%         0.81%         0.47%         0.73%        0.71%
Portfolio turnover rate                      22.53%        37.51%        25.70%        26.75%       36.52%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $17,512, $15,575, $14,372, $15,021 and $20,422.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.78%, 1.82%, 1.84%, 2.02% and 2.34% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                    For the Period
                                            01/01/06-     01/01/05-     01/01/04-    01/01/03-    01/01/02-
                                            12/31/06      12/30/05      12/31/04     12/31/03     12/31/02
                                            ---------------------------------------------------------------
Net asset value, beginning of period         $14.32        $14.40        $12.43        $9.35       $10.26
                                            ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                   0.01         (0.03)        (0.06)       (0.03)       (0.03)
Net realized and unrealized gain
 (loss) on investments                         2.00          0.63          2.22         3.11        (0.88)
                                             --------------------------------------------------------------
Total from investment operations               2.01          0.60          2.16         3.08        (0.91)
                                             --------------------------------------------------------------
Less distributions from:
Net investment income                         (0.01)         0.00          0.00         0.00         0.00
Net realized gains                            (0.89)        (0.68)        (0.25)        0.00         0.00
                                             --------------------------------------------------------------
Total distributions                           (0.90)        (0.68)        (0.25)        0.00         0.00
                                             --------------------------------------------------------------
Net asset value, end of period               $15.43        $14.32        $14.40       $12.43        $9.35
                                             --------------------------------------------------------------

Total return1                                 14.02%         4.18%        17.86%       32.94%       (8.87)%

Ratios/supplemental data:
Net assets, end of period (000s)             $3,243        $2,509        $1,715       $1,250         $604
Ratio of net expenses to average net assets    1.65%2        1.65%2        1.65%2       1.65%2       1.65%2
Ratio of net investment income to average
 net assets                                    0.08%        (0.21)%       (0.46)%      (0.37)%      (0.41)%
Portfolio turnover rate                       36.96%        21.93%        15.39%       14.77%       16.24%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Funds total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $17,847, $15,661, $14,316, $12,883 and $17,392. If the
fees had
not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.23%, 2.39%, 2.63%, 3.16% and
5.24% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements
December 31, 2006

1.  ORGANIZATION
Viking Mutual Funds (the Company) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the Funds).

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a Tax-Free Fund), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund (Large-Cap) and Viking Small-Cap Value Fund (Small-Cap), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees. The matrix system gives consideration to the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity, rating, and indications as to value from dealers and general market conditions.

Because the market value of municipal securities can only be established by Agreement between parties in a sales transaction, and because of uncertainty inherent in the valuation process, the fair values as determined may differ from the value that would have been used had a ready market for the securities existed.

Federal Income Taxes The Funds intend to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, and the funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Security Transactions, Investment Income, Expenses and Distributions Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended
December 31, 2006 and year ended December 31, 2005 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap           Small-Cap
                                 Montana              North Dakota          Value Fund          Value Fund
                            -----------------------------------------------------------------------------------
                            2006           2005       2006       2005      2006      2005       2006      2005
                            -----------------------------------------------------------------------------------
Distributions paid from:
    Tax-exempt income       $457,227   $467,045   $236,469   $235,781        $0        $0         $0         $0
    Ordinary income               $0         $0         $0         $0   $47,130   $26,376     $2,485         $0
    Long-term capital gain        $0         $0         $0         $0   $71,842        $0   $186,137   $119,340


4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap          Small-Cap
                                        for Montana       for North Dakota      Value Fund         Value Fund
                                      --------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period     For the Period
                                       from 01/01/06        from 01/01/06       from 01/01/06      from 01/01/06
                                    through 12/31/06     through 12/31/06    through 12/31/06   through 12/31/06
                                    ----------------------------------------------------------------------------
Shares sold                                172,719              42,747           38,108               39,550
Shares issued in reinvestment
 of distributions                           34,007              14,435            2,249                8,312
Shares redeemed                           (340,623)           (126,768)         (25,280)             (12,971)
                                    ----------------------------------------------------------------------------
Net Increase (Decrease)                   (133,897)            (69,586)          15,077               34,891
                                    ----------------------------------------------------------------------------

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC ("VFM") to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Funds daily net assets and 1.00% to the Small-Cap Funds daily net assets. The Tax-Free
Fund
for Montana recognized $55,187 of investment advisory fees after a partial waiver for the year ended December 31, 2006. On December 31, 2006, the Tax-Free Fund for Montana had a payable to VFM for investment advisory fees of $4,505. The Tax-Free Fund for North Dakota recognized $21,949 of investment advisory fees after a partial waiver for the year ended
December 31, 2006. On December 31, 2006, the Tax-Free Fund for North Dakota had a payable to VFM for investment advisory fees of $1,885. The Large-Cap Fund recognized $27,845 of investment advisory fees for the year ended December 31, 2006. On December 31, 2006, the
Large-Cap Fund had a payable to VFM for investment advisory fees of $2,431. The Small-Cap Fund recognized $30,925 of investment advisory fees for the year ended December 31, 2006. On December 31, 2006, the
Small-Cap Fund had a payable to VFM for investment advisory fees of $2,720. Under a sub-advisory agreement between Fox Asset Management, LLC (the "sub-adviser") and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap
Funds
daily net assets of up to $100 million and 0.35% to the Large-Cap Funds daily net assets in excess of $100 million. As compensation for its services provided to the Small-Cap fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Funds daily net assets until the net assets reach $5 million and 0.60% to the Small-Cap Funds daily net assets when the net assets surpass
$5 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. For the year ended December 31, 2006 the Tax-Free Fund for North Dakota recognized $82 for transfer-agent services. After the
Fee waivers, no other fees for administrative services, portfolio accounting And transfer agent services were recognized by the Funds.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and the Small-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC ("VFD") for distributing each Funds shares and for servicing shareholder accounts.
For the year ended December 31, 2006, the Tax-Free Fund for Montana recognized
$934, the Tax-Free Fund for North Dakota recognized $41, Large-Cap Value
Fund recognized $9,542 and Small-Cap Value Fund recognized $4,604 of 12b-1 fees after a partial waiver. On December 31, 2006, the Tax Free Fund for Montana, the Large-Cap
Fund and Small-Cap Fund had payables to VFD for 12b-1 fees of $93, $873 and $438, respectively.

For the year ending December 31, 2006, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $11,654, $435, $2,673 and $2,809 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On December 31, 2006 the Tax-Free Fund for Montana, Tax-Free for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFD for underwriting fees of $47, $53, $101, and $109, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Funds total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Funds total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis and the Small-Cap Funds total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.

Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

6.  INCOME TAXES
No provision has been made for income taxes because each Funds policy is to qualify as a regulated investment company under the Internal Revenue
Code and to distribute substantially all of its taxable income. At December 31, 2006, the Funds most recently completed year end, Tax-Free Fund for Montana and Tax-Free Fund for North Dakota had capital losses of $144,923 and $82,925 respectively, which may be carried over to offset future capital gains. Such losses start to expire in 2008.

At December 31, 2006, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                $10,885,140               $5,755,928               $3,444,919            $2,787,540
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                199,746                  104,989                  990,050               678,746
Unrealized depreciation                (22,472)                  (5,721)                 (36,709)              (38,918)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                     $177,274                  $99,268                 $953,341              $639,828
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2006 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 ------------------------------------------------------------------------------------
Purchases                         $2,882,291                  $2,194,090            $1,176,549            $1,622,704
Sales                             $3,805,657                  $2,899,573              $899,541            $1,140,475

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific states municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

9.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM







To the Shareholders and Board of Trustees of Viking Mutual Funds


We have audited the accompanying statements of assets and liabilities of Viking Mutual Funds (the trust), including the schedules of investments, as of December 31, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Viking Mutual Funds as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




BRADY, MARTZ & ASSOCIATES, P.C.
Bismarck, North Dakota, USA
February 23, 2007

VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
December 31, 2006

Your Funds Expenses


As a Fund shareholder, you can incur two types of costs:

* Transaction costs, including sales charges (loads) on Fund purchases; and

* Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in each Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


Actual Fund Expenses

The first line (Actual) for each Fund listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from each Funds actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.  Divide your account value by $1,000.
    If an account had an $8,600 value, then $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period" for the Fund(s) you own shares in.
	If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each Fund in the table can help you compare ongoing costs of investing in the Fund(s) you own with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each Fund and an assumed 5% annual rate of return before expenses, which does not represent each Funds actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each Fund is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                          Beginning Account     Ending Account     Expenses Paid During
                                           Value 07/01/06       Value 12/31/06   Period1 07/01/06-12/31/06
Viking Tax-Free Fund for Montana
Actual                                        $1,000.00           $1,041.10              $3.45 2
Hypothetical (5% return before expenses)      $1,000.00           $1,021.83              $3.41 2

Viking Tax-Free Fund for North Dakota
Actual                                        $1,000.00           $1,047.20              $3.46 2
Hypothetical (5% return before expenses)      $1,000.00           $1,021.83              $3.41 2

Viking Large-Cap Value Fund
Actual                                        $1,000.00           $1,099.14              $7.14
Hypothetical (5% return before expenses)      $1,000.00           $1,018.40              $6.87

Viking Small-Cap Value Fund
Actual                                        $1,000.00           $1,060.92              $8.57
Hypothetical (5% return before expenses)      $1,000.00           $1,016.89              $8.39

1Expenses are equal to the annualized expense ratio for each Fund (Viking Tax-Free Fund for Montana: 0.67%; Viking Tax-Free Fund for North Dakota:
0.67%; Viking Large-Cap Value Fund: 1.35%; and Viking Small-Cap Value Fund:
1.65%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

2Expenses for the Viking Tax-Free Fund for North Dakota and Viking Tax Free Fund for Montana have increased since the Funds most recent fiscal half-year. Had the current expense ratio of the Fund, 0.71%, been in place throughout the entire most recent fiscal half-year, the Actual "Expenses Paid During Period" would have been $3.65 and $3.66, respectively, and the
Hypothetical "Expenses Paid During Period" would have been $3.62 for each of the Funds.

Proxy Voting on Fund Portfolio Securities
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds portfolios is available, without charge and upon request, by calling 1-800-933-8413. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available, without charge, and upon request, by calling 1-800-933-8413 and on the SECs website at http://www.sec.gov.

Quarterly Portfolio Schedule
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q are available on the SECs website at http://www.sec.gov.
The Funds Form N-Q may be reviewed and copied at the SECs Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
December 31, 2006

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Shannon D. Radke                40             Trustee                        President, Viking Fund Management, LLC
116 1st St SW Suite C                          President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.).

Mike Timm                       69             Trustee                        Retired; Trustee, Viking Mutual Funds
116 1st St SW Suite C                                                         (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-pres.);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

Peter C. Zimmerman              40             Trustee                        General Manager, Holiday Inn Riverside
116 1st St SW Suite C                                                         (1995-pres.); Trustee, Viking Mutual
Minot, ND 58701                                                               Funds (2004-pres.)

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
116 1st St SW Suite C
Minot, ND 58701

BOARD OF TRUSTEES
Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
116 1st St SW Suite C
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
331 Newman Springs Road Suite 122
Red Bank, NJ 07701

DISTRIBUTOR
Viking Fund Distributors, LLC
116 1st St SW Suite C
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.

ITEM 2. CODE OF ETHICS.

Viking Mutual Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the President and Treasurer. A copy of this code of ethics is filed as an exhibit to this Form N-CSR, and is available without charge, upon request by calling (800)933-8413.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of Viking Mutual Funds has determined that it does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, the Board of Trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Committee, including the evaluation of the Companys financial statements, supervision of the Companys preparation of its financial statements, and oversight of the work of the Companys independent auditors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

     The aggregate fees billed by registrants independent public accountants, Brady Martz & Associates(BMA) for each of the last two fiscal years for professional services rendered in connection with the audit of registrants annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $19,200 for the year ended December 31, 2006, and $41,600 for the year ended December 31, 2005.

     (b)  Audit-Related Fees

Not Applicable

     (c)  Tax Fees

     The aggregate tax fees BMA billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $2200 for the year ended December 31, 2006, and $2000 for the year ended December 31 2005. The aggregate tax fees BMA billed to registrants investment adviser and any entity controlling, controlled by, or under common control with registrants investment adviser for tax compliance, tax advice, and tax planning services were $890 for the year ended December 31, 2006, and $860 for the year ended December 31 2005.

     (d)  All Other Fees

Not Applicable

     (e)  (1)  Not Applicable
          (2) 100% of the applicable services for the registrant described in paragraph (c) of this item were approved by the audit committee.

     (f)  Not Applicable

     (g) The aggregate non-audit fees billed by BMA to registrant and to registrants investment adviser and any entity controlling, controlled by, or under common control with registrants investment adviser for the fiscal years ending December 31, 2006, and December 31, 2005, were $3090 and $2860.

     (h) The registrants audit committee considered and determined that the provision of nonaudit services that were rendered to the registrants investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not preapproved pursuant to paragraph (c)(7)(ii) of rule 2 01 of regulation S X were not incompatible with maintaining the principal accountants independence.

ITEM 5. Audit Committee of Listed Registrants

Not Applicable

ITEM 6. Schedule of Investments

Included as part of report to shareholders under Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. Portfolio Managers of Closed End Management Investment Companies

Not applicable.

ITEM 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  Disclosure Controls and Procedures. The Principal Executive and
Financial Officers concluded that the Registrants Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) of the registrant that occurred during the second half of its fiscal year that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

ITEM 12 EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and Attached as an exhibit.

(a)(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached as an exhibit.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley
       Act of 2002.


                                   SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             VIKING MUTUAL FUNDS
Date:     March 8, 2007

                                             /s/Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     March 8, 2007

                                             /s/ Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


Date:     March 8, 2007

                                             /s/ Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             Treasurer